Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Statement of Financial Position [Abstract]
Amortized cost of fixed maturities, available-for-sale, at fair value	$ 27,188		$ 45,753
Fair value of variable interest entity assets for fixed maturities, available-for-sale	12		89
Fair value of variable interest entity assets for fixed maturities at fair value using fair value option	131		132
Cost of equity securities, trading at fair value	10		1,614
Cost of equity securities, available-for-sale, at fair value	362		408
Allowance for loan losses	12		14
Variable entity assets for limited partnerships and other alternative investments	4		6
Fair value of variable entity assets for short-term investments	3		0
Variable interest entity liabilities for other liabilities	$ 35	[1]	$ 111	[1]
Common stock: shares authorized	1,000		1,000
Common stock: shares issued	1,000		1,000
Common stock: shares outstanding	1,000		1,000
Common stock: par value	$ 5,690		$ 5,690

[1]	Included in other liabilities in the Company’s Consolidated Balance Sheets.